CONSOLIDATED STATMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Gold revenue	$ 1,902,030	$ 1,934,272
Cost of sales
Production costs (Note 24)	(681,828)	(616,197)
Depreciation and depletion	(367,408)	(402,371)
Royalties and production taxes	(146,599)	(135,703)
Total cost of sales	(1,195,835)	(1,154,271)
Gross profit	706,195	780,001
General and administrative	(59,483)	(62,364)
Share-based payments (Note 14)	(24,678)	(20,921)
Impairment of long-lived assets (Notes 9 and 10)	(876,376)	(322,148)
Gain on sale of mining interests (Note 9)	56,115	0
Gain on sale of shares in associate (Note 10)	16,822	0
Non-recoverable input taxes	(13,211)	(5,600)
Foreign exchange losses	(23,692)	(16,020)
Share of net income of associates (Note 10)	2,630	19,871
Community relations	(2,909)	(5,205)
Write-down of mining interests (Note 9)	(636)	(19,905)
Restructuring charges (Note 9)	0	(12,151)
Other expense (Note 16)	(29,104)	(8,161)
Operating (loss) income	(248,327)	327,397
Interest and financing expense	(34,848)	(13,925)
Interest income	20,734	18,519
Change in fair value of gold stream (Note 18)	(26,825)	(12,300)
Losses on dilution of associate (Note 10)	(8,984)	(943)
(Losses) gains on derivative instruments (Note 17)	(2,837)	4,699
Other expense	(8,137)	(3,114)
(Loss) income from operations before taxes	(309,224)	320,333
Current income tax, withholding and other taxes (Note 21)	(319,726)	(290,081)
Deferred income tax recovery (Note 21)	2,297	11,336
Net (loss) income	(626,653)	41,588
Attributable to:
Shareholders of the Company	(629,891)	10,097
Non-controlling interests (Note 15)	$ 3,238	$ 31,491
(Loss) earnings per share (attributable to shareholders of the Company) (Note 14)
Basic (in USD per share)	$ (0.48)	$ 0.01
Diluted (in USD per share)	$ (0.48)	$ 0.01
Weighted average number of common shares outstanding (in thousands) (Note 14)
Basic (in shares)	1,308,850	1,232,092
Diluted (in shares)	1,308,850	1,237,404